Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
April 30, 2024
BCFK6-NPRT3-0624
1.9884005.106
Common Stocks - 92.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	1,530,400	6,475,222
Entertainment - 2.9%
Netflix, Inc. (a)	505,236	278,203,151
Roblox Corp. (a)	438,491	15,592,740
Sea Ltd. ADR (a)	908,096	57,382,586
Sphere Entertainment Co. (a)(b)	62,877	2,443,400
Spotify Technology SA (a)	19,058	5,344,626
Take-Two Interactive Software, Inc. (a)	50,602	7,226,472
The Walt Disney Co.	133,511	14,833,072
TKO Group Holdings, Inc.	60,937	5,768,906
Universal Music Group NV	349,791	10,340,326
		397,135,279
Interactive Media & Services - 13.3%
Alphabet, Inc. Class A	5,064,025	824,321,990
Epic Games, Inc. (a)(c)(d)	607	364,200
Meta Platforms, Inc. Class A	1,664,423	715,984,842
Reddit, Inc. Class B (n)	55,991	2,488,240
Snap, Inc. Class A (a)	18,871,080	284,009,754
		1,827,169,026
Media - 0.0%
The Trade Desk, Inc. (a)	49,428	4,095,110
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	107,469	17,643,186
Vodafone Idea Ltd. (n)	52,610,536	8,254,294
Vodafone Idea Ltd. (n)	52,610,536	8,254,294
Vodafone Idea Ltd. (a)	5,556,660	873,183
		35,024,957
TOTAL COMMUNICATION SERVICES		2,269,899,594
CONSUMER DISCRETIONARY - 17.3%
Automobiles - 1.0%
General Motors Co.	44,569	1,984,658
Neutron Holdings, Inc. (a)(c)(d)	491,550	14,550
Rad Power Bikes, Inc. (a)(c)(d)	101,681	47,790
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	110,642	278,818
Rivian Automotive, Inc. (a)(b)	1,960,493	17,448,388
Tesla, Inc. (a)	608,350	111,498,388
		131,272,592
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	4,255,080	744,639,000
Dollarama, Inc.	33,800	2,819,592
Lenskart Solutions Pvt Ltd. (c)(d)	252,546	6,959,691
Ollie's Bargain Outlet Holdings, Inc. (a)	134,940	9,869,512
PDD Holdings, Inc. ADR (a)	375,917	47,057,290
		811,345,085
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	17,196	3,881,997
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	88,855	6,850,721
		10,732,718
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	574,751	91,138,266
Caesars Entertainment, Inc. (a)	562,488	20,148,320
Cava Group, Inc.	42,239	3,038,674
Chipotle Mexican Grill, Inc. (a)	21,640	68,373,744
Deliveroo PLC Class A (a)(e)	67,085	112,159
Doordash, Inc. (a)	60,842	7,864,437
Draftkings Holdings, Inc. (a)	343,198	14,263,309
Flutter Entertainment PLC (a)	48,352	9,017,423
Hilton Worldwide Holdings, Inc.	9,033	1,782,030
Light & Wonder, Inc. Class A (a)	55,602	4,963,035
Marriott International, Inc. Class A	111,478	26,323,300
McDonald's Corp.	162,911	44,481,219
Penn Entertainment, Inc. (a)	807,102	13,349,467
Restaurant Brands International, Inc.	91,822	6,966,106
Royal Caribbean Cruises Ltd. (a)	22,632	3,160,106
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	1,448	14
Stage 2 rights (a)(d)	1,447	0
Stage 3 rights (a)(d)	1,447	0
Stage 4 rights (a)(d)	1,447	0
Stage 5:
rights (a)(d)	1,447	0
rights (a)(d)	1,447	0
Starbucks Corp.	594,553	52,611,995
Sweetgreen, Inc. Class A (a)	1,477,184	33,192,324
Yum! Brands, Inc.	17,981	2,539,816
Zomato Ltd. (a)	1,613,800	3,723,474
		407,049,218
Household Durables - 0.2%
D.R. Horton, Inc.	51,374	7,320,281
Garmin Ltd.	32,811	4,740,205
SharkNinja, Inc.	179,255	11,522,511
TopBuild Corp. (a)	14,391	5,823,606
		29,406,603
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	482,789	58,668,519
American Eagle Outfitters, Inc. (b)	2,293,040	55,629,150
Aritzia, Inc. (a)	301,771	7,812,529
Beyond, Inc. (a)	190,713	3,839,053
Dick's Sporting Goods, Inc.	147,654	29,669,595
Fanatics, Inc. Class A (a)(c)(d)	225,366	15,572,791
Five Below, Inc. (a)	177,611	25,991,594
Floor & Decor Holdings, Inc. Class A (a)	5,545	611,780
Foot Locker, Inc.	125,407	2,614,736
Gap, Inc. (b)	200,699	4,118,343
Lowe's Companies, Inc.	607,268	138,451,031
RH (a)	242,341	59,870,344
The Home Depot, Inc.	9,255	3,093,206
TJX Companies, Inc.	948,523	89,246,529
Warby Parker, Inc. (a)	1,116,035	13,102,251
Wayfair LLC Class A (a)	246,513	12,362,627
Williams-Sonoma, Inc.	22,315	6,399,496
		527,053,574
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	38,200	9,229,658
Compagnie Financiere Richemont SA Series A	38,004	5,253,180
Crocs, Inc. (a)	246,417	30,646,882
Deckers Outdoor Corp. (a)	135,567	110,957,522
Hermes International SCA	3,844	9,234,315
lululemon athletica, Inc. (a)	337,408	121,669,325
LVMH Moet Hennessy Louis Vuitton SE	34,174	28,071,765
NIKE, Inc. Class B	881,409	81,318,794
On Holding AG (a)	465,454	14,778,165
Prada SpA	228,900	1,866,752
PVH Corp.	343,626	37,386,509
Ralph Lauren Corp.	22,136	3,622,335
Tapestry, Inc.	105,083	4,194,913
		458,230,115
TOTAL CONSUMER DISCRETIONARY		2,375,089,905
CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Celsius Holdings, Inc. (a)	829,040	59,085,681
Constellation Brands, Inc. Class A (sub. vtg.)	8,810	2,232,983
PepsiCo, Inc.	210,459	37,021,843
		98,340,507
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	106,859	77,248,371
Dollar Tree, Inc. (a)	118,310	13,990,158
Maplebear, Inc. (NASDAQ)	48,193	1,644,827
Target Corp.	192,081	30,921,199
Walmart, Inc.	1,408,609	83,600,944
		207,405,499
Food Products - 0.4%
Bowery Farming, Inc. warrants (a)(c)(d)	30,501	26,841
Lamb Weston Holdings, Inc.	212,819	17,736,335
Patanjali Foods Ltd.	219,400	3,961,155
The Hershey Co.	129,192	25,052,913
The Real Good Food Co. LLC:
Class B (a)(d)	139,521	1
Class B unit (a)(e)	139,521	39,484
The Real Good Food Co., Inc. (a)	49,648	14,050
Tyson Foods, Inc. Class A	128,821	7,812,994
		54,643,773
Household Products - 0.5%
Procter & Gamble Co.	425,392	69,423,974
The Clorox Co.	11,636	1,720,615
		71,144,589
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	154,842	22,716,870
Kenvue, Inc.	350,270	6,592,081
Oddity Tech Ltd.	71,629	2,330,808
Oddity Tech Ltd. (e)	42,893	1,395,738
		33,035,497
Tobacco - 0.2%
JUUL Labs, Inc. Class A (a)(c)(d)(f)	6,645,581	7,110,772
Philip Morris International, Inc.	139,751	13,267,960
		20,378,732
TOTAL CONSUMER STAPLES		484,948,597
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	339,684	2,877,068
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp.	301,707	13,765,457
Cheniere Energy, Inc.	17,985	2,838,393
Diamondback Energy, Inc.	199,722	40,170,086
EOG Resources, Inc.	292,339	38,626,752
Exxon Mobil Corp.	272,991	32,286,646
Marathon Petroleum Corp.	13,798	2,507,373
Occidental Petroleum Corp. (b)	394,219	26,073,645
Phillips 66 Co.	17,417	2,494,289
Reliance Industries Ltd.	788,991	27,689,070
Reliance Industries Ltd. GDR (e)	37,865	2,677,056
Valero Energy Corp.	16,438	2,627,943
		191,756,710
TOTAL ENERGY		194,633,778
FINANCIALS - 3.4%
Banks - 0.1%
Citigroup, Inc.	241,749	14,826,466
HDFC Bank Ltd.	109,468	1,987,438
		16,813,904
Capital Markets - 0.6%
Blue Owl Capital, Inc. Class A	246,651	4,659,237
Coinbase Global, Inc. (a)	217,383	44,330,915
CVC Capital Partners PLC	217,783	3,951,106
Goldman Sachs Group, Inc.	33,919	14,473,576
KKR & Co. LP	49,325	4,590,678
Morgan Stanley	120,625	10,957,575
		82,963,087
Consumer Finance - 0.4%
American Express Co.	203,274	47,572,214
Financial Services - 2.0%
Ant International Co. Ltd. Class C (a)(c)(d)	201,988	357,519
Apollo Global Management, Inc.	43,655	4,731,329
Berkshire Hathaway, Inc. Class B (a)	10,211	4,051,010
Block, Inc. Class A (a)	521,763	38,088,699
Jio Financial Services Ltd.	747,491	3,365,106
MasterCard, Inc. Class A	381,008	171,910,810
Visa, Inc. Class A	211,141	56,714,584
		279,219,057
Insurance - 0.3%
Progressive Corp.	197,928	41,218,506
TOTAL FINANCIALS		467,786,768
HEALTH CARE - 8.7%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	57,980	8,346,221
Apogee Therapeutics, Inc.	51,728	2,601,918
Arcellx, Inc. (a)	20,525	1,026,661
Ascendis Pharma A/S sponsored ADR (a)	68,506	9,483,971
Cibus, Inc. (a)	7,157	122,027
Janux Therapeutics, Inc. (a)	28,205	1,607,685
Legend Biotech Corp. ADR (a)	107,939	4,721,252
Moderna, Inc. (a)	78,269	8,633,853
Moonlake Immunotherapeutics (a)	70,680	2,891,519
Regeneron Pharmaceuticals, Inc. (a)	120,009	106,887,216
Viking Therapeutics, Inc. (a)	139,790	11,124,488
		157,446,811
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Series A1 (a)(c)(d)	5,757	237,188
Boston Scientific Corp. (a)	1,066,693	76,663,226
DexCom, Inc. (a)	485,771	61,882,368
Glaukos Corp. (a)	40,080	3,847,680
Inspire Medical Systems, Inc. (a)	47,525	11,484,892
Intuitive Surgical, Inc. (a)	24,541	9,095,385
Masimo Corp. (a)	28,487	3,828,938
Stryker Corp.	72,458	24,382,117
TransMedics Group, Inc. (a)	18,173	1,710,624
		193,132,418
Health Care Providers & Services - 1.6%
McKesson Corp.	4,314	2,317,524
Surgery Partners, Inc. (a)	86,787	2,165,336
UnitedHealth Group, Inc.	452,806	219,022,262
		223,505,122
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	13,856	0
Life Sciences Tools & Services - 0.4%
Danaher Corp.	168,184	41,477,538
Thermo Fisher Scientific, Inc.	26,374	14,999,421
Veterinary Emergency Group LLC Class A (a)(c)(d)(g)	62,379	3,333,534
		59,810,493
Pharmaceuticals - 4.1%
Eli Lilly & Co.	506,938	395,969,272
Galderma Group AG	45,738	3,408,271
GSK PLC sponsored ADR	112,818	4,675,178
Merck & Co., Inc.	155,779	20,129,762
Novo Nordisk A/S:
Series B	47,646	6,110,233
Series B sponsored ADR	542,976	69,669,251
UCB SA	20,700	2,751,439
Zoetis, Inc. Class A	393,471	62,656,322
		565,369,728
TOTAL HEALTH CARE		1,199,264,572
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.6%
ABL Space Systems warrants 12/14/30 (a)(c)(d)	7,180	98,079
General Electric Co.	318,137	51,480,929
Howmet Aerospace, Inc.	230,595	15,392,216
L3Harris Technologies, Inc.	22,439	4,803,068
Loar Holdings, Inc.	13,698	716,679
Northrop Grumman Corp.	11,820	5,733,055
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	473,993	45,977,321
Class C (a)(c)(d)	151,589	14,704,133
Spirit AeroSystems Holdings, Inc. Class A (a)	125,543	4,017,376
The Boeing Co. (a)	350,496	58,827,249
TransDigm Group, Inc.	15,243	19,023,721
		220,773,826
Air Freight & Logistics - 0.2%
FedEx Corp.	114,959	30,093,967
Building Products - 0.1%
Builders FirstSource, Inc. (a)	27,195	4,971,790
The AZEK Co., Inc. (a)	51,674	2,358,401
Trane Technologies PLC	4,400	1,396,296
		8,726,487
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	386,359	6,741,965
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	12,119	3,749,740
EMCOR Group, Inc.	21,944	7,837,738
Larsen & Toubro Ltd.	113,200	4,864,622
Sterling Construction Co., Inc. (a)	13,698	1,391,717
		17,843,817
Electrical Equipment - 0.4%
Acuity Brands, Inc.	21,491	5,336,215
Eaton Corp. PLC	87,289	27,780,597
GE Vernova LLC	97,129	14,929,699
Nextracker, Inc. Class A (a)	42,657	1,825,293
		49,871,804
Ground Transportation - 2.4%
Bird Global, Inc. (a)(c)	8,055	282
Bird Global, Inc.:
Stage 1 rights (a)(d)	1,029	0
Stage 2 rights (a)(d)	1,029	0
Stage 3 rights (a)(d)	1,029	0
Lyft, Inc. (a)	4,361,762	68,217,958
Norfolk Southern Corp.	7,879	1,814,691
Uber Technologies, Inc. (a)	3,853,412	255,365,613
		325,398,544
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	111,938	5,604,736
Trading Companies & Distributors - 0.3%
Ferguson PLC	32,512	6,824,269
FTAI Aviation Ltd.	445,582	31,284,312
Watsco, Inc.	7,737	3,464,010
ZKH Group Ltd. (A Shares) (o)	3,320,935	1,036,597
		42,609,188
TOTAL INDUSTRIALS		707,664,334
INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	43,434	11,143,427
Ciena Corp. (a)	166,737	7,708,252
		18,851,679
Electronic Equipment, Instruments & Components - 0.0%
Corning, Inc.	44,100	1,472,058
IT Services - 0.8%
MongoDB, Inc. Class A (a)	71,527	26,120,230
Okta, Inc. (a)	518,071	48,170,242
Shopify, Inc. Class A (a)	180,819	12,694,698
Snowflake, Inc. (a)	97,664	15,157,453
X Holdings Corp. Class A (a)(c)(d)	24,710	692,374
		102,834,997
Semiconductors & Semiconductor Equipment - 20.5%
Advanced Micro Devices, Inc. (a)	382,190	60,531,252
Applied Materials, Inc.	30,385	6,035,980
ASML Holding NV (depository receipt)	34,777	30,341,889
Astera Labs, Inc.	102,527	8,690,189
Astera Labs, Inc. (n)	305,326	25,879,432
Broadcom, Inc.	56,776	73,824,130
Enphase Energy, Inc. (a)	26,835	2,918,575
First Solar, Inc. (a)	26,625	4,693,988
GlobalFoundries, Inc. (a)	1,323,465	64,690,969
Impinj, Inc. (a)	50,606	8,065,584
Lam Research Corp.	11,634	10,405,566
Marvell Technology, Inc.	5,203,173	342,941,132
Micron Technology, Inc.	328,771	37,137,972
Monolithic Power Systems, Inc.	49,733	33,287,789
NVIDIA Corp.	1,948,500	1,683,542,963
NXP Semiconductors NV	806,449	206,604,169
ON Semiconductor Corp. (a)	1,127,431	79,100,559
Synaptics, Inc. (a)	11,877	1,068,455
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	830,313	114,035,187
Teradyne, Inc.	278,699	32,418,268
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	14,367	26,435
		2,826,240,483
Software - 9.4%
Adobe, Inc. (a)	215,017	99,516,318
AppLovin Corp. (a)	89,864	6,341,702
Bill Holdings, Inc. (a)	171,826	10,715,069
Cadence Design Systems, Inc. (a)	3,818	1,052,355
CoreWeave, Inc. (c)(d)	30,838	12,033,296
Datadog, Inc. Class A (a)	171,067	21,468,909
HubSpot, Inc. (a)	85,511	51,723,039
Intuit, Inc.	139,169	87,066,910
Microsoft Corp.	1,830,152	712,533,078
Oracle Corp.	369,693	42,052,579
Palantir Technologies, Inc. (a)	176,395	3,875,398
Pine Labs Private Ltd. (a)(c)(d)	1,109	362,621
PTC, Inc. (a)	6,980	1,238,531
Rubrik, Inc.	36,032	1,153,745
Salesforce, Inc.	514,113	138,265,550
ServiceNow, Inc. (a)	117,241	81,286,703
Stripe, Inc. Class B (a)(c)(d)	19,200	499,200
Synopsys, Inc. (a)	16,807	8,917,626
Zoom Video Communications, Inc. Class A (a)	219,048	13,383,833
		1,293,486,462
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	4,099,857	698,328,643
Dell Technologies, Inc.	313,429	39,065,791
Western Digital Corp. (a)	181,696	12,869,528
		750,263,962
TOTAL INFORMATION TECHNOLOGY		4,993,149,641
MATERIALS - 0.2%
Chemicals - 0.1%
Linde PLC	13,708	6,044,680
Sherwin-Williams Co.	12,585	3,770,592
		9,815,272
Construction Materials - 0.0%
CRH PLC	51,140	3,959,259
Grasim Industries Ltd.	136,600	3,937,488
		7,896,747
Metals & Mining - 0.1%
ATI, Inc. (a)	106,237	6,342,349
Carpenter Technology Corp.	96,118	8,237,313
		14,579,662
TOTAL MATERIALS		32,291,681
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	186,358	17,756,190
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	156,842	6,676,764
TOTAL REAL ESTATE		24,432,954
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	30,739	2,331,246
TOTAL COMMON STOCKS (Cost $7,956,929,872)		12,751,493,070

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	31,950	7,363,517

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	13,256	6,230
Series C(a)(c)(d)	52,162	41,208
Series D(a)(c)(d)	102,800	118,220
		165,658
Broadline Retail - 0.0%
Meesho:
Series E1(c)(d)	4,649	260,344
Series F(a)(c)(d)	63,600	3,623,292
		3,883,636
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	700	175,938

TOTAL CONSUMER DISCRETIONARY		4,225,232

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(c)(d)	18,300	678,930
Series H(a)(c)(d)	11,467	540,325
		1,219,255
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	68,700	1
Bowery Farming, Inc.:
Series C1(a)(c)(d)	17,874	111,176
Series D1(c)(d)	30,501	120,479
		231,656
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	12,508	13,384

TOTAL CONSUMER STAPLES		1,464,295

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	85,300	1,081,604
Tenstorrent Holdings, Inc. Series C1 (c)(d)	16,673	1,005,549
		2,087,153
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	16,970	699,164

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
ABL Space Systems:
Series B(a)(c)(d)	29,724	807,898
Series B2(a)(c)(d)	17,155	509,332
Series C1(c)(d)	9,574	219,245
Relativity Space, Inc. Series E (a)(c)(d)	276,014	5,920,500
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	4,374	4,242,780
Series J(c)(d)	29,526	28,640,220
Series N(a)(c)(d)	8,141	7,896,770
		48,236,745
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	11,104	1,232,433

TOTAL INDUSTRIALS		49,469,178

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	92,760	821,854
Enevate Corp. Series E (a)(c)(d)	1,325,513	1,047,155
Menlo Micro, Inc. Series C (a)(c)(d)	560,500	358,720
		2,227,729
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	55,991	330,347

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(c)(d)	47,598	848,672
Retym, Inc. Series C (c)(d)	154,149	1,250,148
Sima Technologies, Inc.:
Series B(a)(c)(d)	313,000	2,097,100
Series B1(a)(c)(d)	20,966	161,019
Xsight Labs Ltd.:
Series D(a)(c)(d)	130,900	671,517
Series D1(c)(d)	47,890	353,907
		5,382,363
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	30,436	485,454
Bolt Technology OU Series E (a)(c)(d)	20,165	2,476,317
Databricks, Inc.:
Series G(a)(c)(d)	48,000	3,774,240
Series H(a)(c)(d)	31,572	2,482,506
Series I(c)(d)	1,359	106,858
Moloco, Inc. Series A (c)(d)	20,180	900,432
Mountain Digital, Inc. Series D (a)(c)(d)	62,139	973,097
Skyryse, Inc. Series B (a)(c)(d)	67,400	1,364,176
Stripe, Inc.:
Series H(a)(c)(d)	8,086	210,236
Series I(a)(c)(d)	124,536	3,237,936
		16,011,252
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	70,909	1,510,362
Series C2(c)(d)	11,138	281,903
		1,792,265
TOTAL INFORMATION TECHNOLOGY		25,743,956

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	249,802	5,575,581

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(c)(d)	37,990	1,355,863
Series D(c)(d)	10,886	388,521
		1,744,384
TOTAL CONVERTIBLE PREFERRED STOCKS		98,372,460
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	3,178,083	94,071
Series 1D(a)(c)(d)	5,904,173	174,764
Waymo LLC Series A2 (a)(c)(d)	7,817	476,602
		745,437
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	137,547	4,114,031

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	78,911	830,933

Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	2,652	867,151
Series A(a)(c)(d)	663	216,788
Series B(a)(c)(d)	721	235,753
Series B2(a)(c)(d)	583	190,629
Series C(a)(c)(d)	1,085	354,773
Series C1(a)(c)(d)	228	74,551
Series D(a)(c)(d)	244	79,783
		2,019,428
TOTAL INFORMATION TECHNOLOGY		2,850,361

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,709,829
TOTAL PREFERRED STOCKS (Cost $112,404,499)		106,082,289

Corporate Bonds - 0.0%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	237,400	288,845
4% 6/12/27(c)(d)	64,200	78,112
6.5% 10/29/26(c)(d)(i)	2,708,561	2,827,196
		3,194,153
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d)	303,649	303,649

TOTAL CONVERTIBLE BONDS		3,497,802
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	278,448	278,810

TOTAL CORPORATE BONDS (Cost $3,592,258)		3,776,612

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	110,642	205,175
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d)	509,145	555,172
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(j)	68,928	72,760
TOTAL PREFERRED SECURITIES (Cost $688,715)		833,107

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	860,871,080	861,043,254
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	26,010,925	26,013,526
TOTAL MONEY MARKET FUNDS (Cost $887,056,780)		887,056,780

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,960,672,124)	13,749,241,858
NET OTHER ASSETS (LIABILITIES) - 0.1% (m)	6,891,644
NET ASSETS - 100.0%	13,756,133,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,601	Jun 2024	562,631,425	(23,110,800)	(23,110,800)
CME E-mini S&P 500 Index Contracts (United States)	1,141	Jun 2024	289,072,350	(7,173,826)	(7,173,826)

TOTAL FUTURES CONTRACTS					(30,284,626)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,389,443 or 1.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,224,437 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	Includes $41,801,500 of cash collateral to cover margin requirements for futures contracts.
(n)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $44,876,260 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,036,597 and all restrictions are set to expire on or before June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

ABL Space Systems Series C1	12/14/23	313,081

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia, Inc. Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	769,853

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	278,448

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

Bowery Farming, Inc. Series D1	10/25/23	288,183

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

CoreWeave, Inc.	11/29/23	9,555,463

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Databricks, Inc. Series I	9/14/23	99,887

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Enevate Corp. 6%	11/02/23	68,928

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

JUUL Labs, Inc. Class A	12/20/17 - 2/23/24	7,714,319

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Lenskart Solutions Pvt Ltd.	4/30/24	6,959,691

Lightmatter, Inc. Series C	5/19/23	1,166,935

Lightmatter, Inc. Series C2	12/18/23	289,608

Meesho Series E1	4/18/24	260,344

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Moloco, Inc. Series A	6/26/23	1,210,800

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	2,708,561

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	110,642

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Relativity Space, Inc. Series E	5/27/21	6,302,807

Retym, Inc. Series C	5/17/23 - 6/20/23	1,199,557

Sima Technologies, Inc. Series B	5/10/21	1,604,876

Sima Technologies, Inc. Series B1	4/25/22	148,668

Sima Technologies, Inc. 10% 12/31/27	4/08/24	303,649

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 4/02/24	40,573,525

Space Exploration Technologies Corp. Class C	12/15/22 - 4/02/24	13,293,333

Space Exploration Technologies Corp. Series G	9/07/23	3,542,940

Space Exploration Technologies Corp. Series J	9/07/23	23,916,060

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,507,425

Tenstorrent Holdings, Inc. Series C1	4/23/21	991,307

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	509,145

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,621,723

Waymo LLC Series A2	5/08/20	671,224

X Holdings Corp. Class A	10/25/22	2,471,000

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Xsight Labs Ltd. Series D1	1/11/24	382,928

Yanka Industries, Inc. Series F	4/08/21	1,784,814

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	665,660,945	2,539,731,130	2,344,347,810	38,126,205	(1,011)	-	861,043,254	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	161,527,112	441,737,827	577,251,413	143,627	-	-	26,013,526	0.1%
Total	827,188,057	2,981,468,957	2,921,599,223	38,269,832	(1,011)	-	887,056,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.